Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	CAPSTONE SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2016
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015